Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Parenthetical) (Detail)	Oct. 31, 2020
4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member] | Fixed interest rate [member]
Disclosure of classes of share capital [line items]
Borrowings interest rate	4.375%